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                     SUPPLEMENT DATED SEPTEMBER 10, 1998 TO
                        PROSPECTUS DATED MAY 1, 1998 FOR


                      DEFERRED VARIABLE ANNUITY CONTRACTS

                                   ISSUED BY

                       NATIONWIDE LIFE INSURANCE COMPANY

                                  THROUGH ITS

                          NATIONWIDE VARIABLE ACCOUNT

THIS SUPPLEMENT UPDATES CERTAIN INFORMATION CONTAINED IN YOUR PROSPECTUS. PLEASE READ IT AND KEEP IT WITH YOUR PROSPECTUS FOR FUTURE REFERENCE.

1. EFFECTIVE AUGUST 24, 1998, ALL REFERENCES TO MFS(R) WORLD GOVERNMENTS FUND THROUGHOUT YOUR PROSPECTUS HAVE CHANGED TO:

                         MFS(R) Global Governments Fund